Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

11. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2013	December 31, 2014
1.	Credit Facility		675,774	585,883
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	100,500	91,500
	2.	Mas Shipping Co.	47,000	38,875
	3.	Montes Shipping Co. and Kelsen Shipping Co.	90,000	78,000
	4.	Capetanissa Maritime Corporation	55,000	50,000
	5.	Rena Maritime Corporation	52,500	47,500
	6.	Costamare Inc.	90,100	73,414
	7.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	146,295	-
	8.	Costamare Inc.	129,243	120,330
	9.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	224,107	208,826
	10.	Raymond Shipping Co. and Terance Shipping Co.	148,707	137,793
	11.	Costamare Inc.	108,350	87,820
			1,191,802	934,058
		Total	1,867,576	1,519,941
		Less-current portion	(206,717)	(192,951)
		Long-term portion	1,660,859	1,326,990

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Following the sale of MSC Antwerp (ex. Sophia Britannia) the Company, on September 30, 2013, repaid $1,500 of the Facility.

The outstanding balance of the Facility as of December 31, 2014, is repayable in 14 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $271,261 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.

On December 17, 2012, the Company entered into a fourth supplemental agreement which released two of the Company's subsidiaries guarantors and the mortgages over their vessels and replaced them with mortgages over two other vessels. On May 28, 2013, the Company entered into a fifth supplemental agreement under which the bank agreed to the change of flags of five of the Company's vessels and to the transfer of the technical management of two of the Company's vessels to V.Ships Greece. On August 30, 2013, the Company entered into a sixth supplemental agreement which released one of the Company's subsidiary guarantor and the mortgage over its vessel and replaced it with mortgages over two other vessels. On July 2, 2014 contemporaneously with the restructuring with a major charterer discussed above (Note 4), the Company entered into a seventh supplemental agreement which amends the calculation method of the security value maintenance of the original agreement for two of the vessels financed by the Credit Facility which are chartered with the specific charterer.

The Facility, as of December 31, 2014, was secured with, among others, first priority mortgages over 18 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 18 ship-owning companies.

The Facility and certain of the term loans described under Note 11.2 below include among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to exceed 0.75 to 1.00, (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not to be less than 2.50 to 1.00, (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, to exceed $500,000. The Company's other term loans described under Note 11.2 below also contain financial covenants requiring the ratio of net funded debt to total net assets ratio not to exceed 80% on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the foregoing financial covenants.

2. Term loans:

1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels  Sealand New York  and  Sealand Washington. As at December 31, 2014, the outstanding balance of the loan of $91,500 is repayable in 7 equal semi-annual installments of $4,500, each from May 2015 to May 2018 and a balloon payment of $60,000 payable together with the last installment.

2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2014, the outstanding balance of the loan of $38,875 is repayable in 7 variable semi-annual installments from February 2015 to February 2018 and a balloon payment of $10,000 payable together with the last installment.

3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels  Maersk Kawasaki  and  Maersk Kure. As at December 31, 2014, the outstanding balance of the loan of $78,000 is repayable in 6 equal semi-annual installments of $6,000 each from June 2015 to December 2017 and a balloon payment of $42,000 payable together with the last installment.

4. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2014, the outstanding balance of the loan of $50,000 is repayable in 8 equal semi-annual installments of $2,500 each from February 2015 to August 2018 and a balloon payment of $30,000 payable together with the last installment.

5. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2014, the outstanding balance of the loan of $47,500 is repayable in 7 equal semi-annual installments of $2,500 each from February 2015 to February 2018 and a balloon payment of $30,000 payable together with the last installment.

6. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2014, the Company had drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni,  MSC Ulsan,  MSC Koroni (ex. Koroni)  and MSC Itea (ex. Kyparissia), respectively. As at December 31, 2014, the outstanding balance of the tranche (a) of the loan of $25,988 is repayable in 19 equal quarterly installments of $962.5 from February 2015 to August 2019 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2014, the outstanding balance of the tranche (b) of the loan of $29,400 is repayable in 20 equal quarterly installments of $1,050 from January 2015 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2014, the outstanding balance of the tranche (c) of the loan of $15,225 is repayable in 21 equal quarterly installments of $525 from February 2015 to February 2020 and a balloon payment of $4,200 payable together with the last installment. On May 21, 2014, the then outstanding balance of $4,202 of the tranche (d) of the loan was fully repaid. As at December 31, 2014, the outstanding balance of the tranche (e) of the loan of $2,801 is repayable in 2 equal quarterly installments of $466.9 from February 2015 to May 2015 and a balloon payment of $1,867.3 payable together with the last installment.

7. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of Hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility was made in three tranches, one for each hull. The credit facility was repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2013, the Company had drawn the amount of $48,765 (tranche (a) - H1068A), $48,765 (tranche (b) - H1069A) and $48,765 (tranche (c) - H1070A), in order to partly finance the second installment and fully finance the third and fourth pre-delivery installment of hulls H1068A, H1069A and H1070A. MSC Azov (Hull H1068A), MSC Ajaccio (Hull H1069A) and MSC Amalfi (Hull H1070A) were delivered to the Company, on January 14, 2014, March 14, 2014 and April 28, 2014, respectively and at the same time the Company agreed the sale and leaseback of such vessels and repaid the then outstanding balance of the three tranches (Note 12).

8. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of Hulls S4010 and S4011 (Note 6). In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of Hulls S4010 and S4011. During the year ended December 31, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of Hulls S4010 and S4011. Furthermore, during the year ended December 31, 2013, the Company drew down in aggregate the amount of $80,220, in order to partly finance the final installments of Hulls S4010 (MSC Athens), which was delivered to the Company on March 14, 2013 and S4011 (MSC Athos), which was delivered to the Company on April 8, 2013. As at December 31, 2014, the outstanding balance of the loan of $120,330 is repayable in 13 equal semi-annual installments of $4,456.7 from January 2015 until January 2021 and a balloon payment of $62,392.7 payable together with the last installment.

9. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of Hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility was made in three tranches. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of Hulls S4020, S4022 and S4024. During the year ended December 31, 2012, the Company drew down in aggregate the amount of $38,200 in order to partly finance the second and the third pre-delivery installments of Hulls S4020, S4022 and S4024. Furthermore, during the year ended December 31, 2013, the Company drew down in aggregate the amount of $168,080 in order to partly finance the third pre-delivery and the delivery final installments of Hulls S4020 (Valor), S4022 (Valiant) and S4024 (Vantage), which were delivered to the Company on June 3, 2013, August 5, 2013 and November 8, 2013, respectively. As at December 31, 2014, the outstanding balance of the tranche (a) of $68,760 relating to Hull S4020 (Valor), is repayable in 22 equal quarterly installments of $1,273.4 from January 2015 to April 2020 and a balloon payment of $40,744.8 payable together with the last installment. As at December 31, 2014, the outstanding balance of the tranche (b) of $68,760 relating to Hull S4022 (Valiant), is repayable in 22 equal quarterly installments of $1,273.4 from March 2015 to June 2020 and a balloon payment of $40,744.8 payable together with the last installment. As at December 31, 2014, the outstanding balance of the tranche (c) of $71,306 relating to Hull S4024 (Vantage) is repayable in 24 equal quarterly installments of $1,273.4 and a balloon payment payable together with the last installment of $40,744.8 from February 2015 to November 2020.

10. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co. wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 to finance part of the construction and acquisition cost of Hulls S4021 and S4023 (Note 6). On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of Hulls S4021 and S4023. During the year ended December 31, 2012, the Company drew down in aggregate the amount of $30,560 in order to partly finance the second and third pre-delivery installments of Hulls S4021 and S4023. Furthermore, during the year ended December 31, 2013 the Company drew down in the aggregate the amount $106,960 in order to partly finance the final installments of Hulls S4021 (Value) and S4023 (Valence), which vessels were delivered to the Company on June 25, 2013, and September 2, 2013, respectively. As at December 31, 2014, the outstanding balance of the tranche (a) of $68,214 relating to Hull S4021 (Value), is repayable in 22 equal quarterly installments of $1,364.3 from March 2015 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment. As at December 31, 2014, the outstanding balance of tranche (b) of the loan of $69,579 relating to Hull S4023 (Valence) is repayable in 23 equal quarterly installments of $1,364.3 from February 2015 to August 2020 and a balloon payment of $38,199.6 payable together with the last installment.

11. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck, which was drawn down in August 2012 upon the delivery of the vessel. In April 11, 2014, the Company entered into another supplemental agreement, for a further amount of $9,000 to partly finance the acquisition of the vessel Neapolis, which was drawn down in April 2014 upon the delivery of the vessel. In May 2014, the Company repaid the amount of $6,495 due to the sale of Konstantina (Note 7). Furthermore in September 2014 the Company repaid the amount of $6,000 due to the sale of Akritas (Note 7). As at December 31, 2014, the outstanding balance of $87,820 is repayable in 16 quarterly variable consecutive installments from March 2015 to December 2018 and a balloon payment of $39,490 payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 100% to 125% and restrictions in dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

The annual principal payments required to be made after December 31, 2014, are as follows:

Year ending December 31,	Amount
2015	192,951
2016	185,259
2017	227,259
2018	557,946
2019	60,396
2020 and thereafter	296,130
1,519,941

The interest rates of Costamare's long-term debt at December 31, 2012, 2013 and 2014, were in the range of 2.71%-6.75%, 1.25%-6.75% and 1.03%-6.75%, respectively. The weighted average interest rate as at December 31, 2012, 2013 and 2014, was 4.4%, 4.3% and 4.2%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 19) for the years ended December 31, 2012, 2013 and 2014, amounted to $76,831, $81,471 and $77,655, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2012, $8,476 was capitalized and is included (a) in Advances for vessel acquisitions ($5,280) and (b) in the statement of comprehensive income / (loss) ($3,196), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2013, $11,098 was capitalized and is included (a) in Advances for vessel acquisitions ($7,845) in the accompanying 2013 consolidated balance sheet and (b) in the statement of comprehensive income / (loss) ($3,253), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2014, $1,795 was capitalized and is included (a) in Advances for vessel acquisitions ($1,306) (Note 6) and (b) in the statement of comprehensive income / (loss) ($489), representing net settlements on interest rate swaps qualifying for cash flow hedge.

3. New Credit Facility: On September 26, 2014, in connection with the contemplated initial public offering (Note 1), Costamare Partners LP a Marshall Islands limited partnership and a wholly-owned subsidiary of the Company, as guarantor, and each of the vessel owning companies, Capetanissa Maritime Corporation, Jodie Shipping Co., Kayley Shipping Co. and Raymond Shipping Co., as joint and several borrowers, entered into a new credit facility with certain banks for up to $180,000. The credit facility consists of:
i.       A term loan, in order to refinance the loans discussed in Notes 11.2.4, 11.2.8 and 11.2.10, in an amount equal to the lesser of (i) $126,600 and (ii) an amount which when aggregated with the amount drawn under the revolving credit facility as of the drawdown date of the term loan facility, does not exceed 50% of the market value of the relevant vessels securing the facility. The term loan is available for a single drawdown through March 31, 2015 and is repayable in 20 equal consecutive quarterly installments in the amount of approximately $2,221 plus a balloon payment at the final maturity date, which will be the earlier of the fifth anniversary of the drawdown date or November 19, 2019 (the “Final Maturity Date”).
ii.       A revolving credit facility, for general corporate purposes, in an amount equal to the lesser of (i) $53,400 and (ii) an amount which when aggregated with the amount actually drawn under the term loan facility, does not exceed 50% of the market value of the relevant vessels securing the facility. The commitment under the revolving credit facility will be reduced in 20 quarterly amounts of $937 starting three months after the first drawdown date under the New Credit Facility and the last such reduction in the amount outstanding as of the Final Maturity Date.
The New Credit Facility will bear interest at LIBOR plus a spread and will be secured among others by a first priority mortgage over the vessels the COSCO Beijing, the MSC Athens, the MSC Athos and the Value.